Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 02, 2016	Jun. 30, 2015
Document Information [Abstract]
Entity Registrant name	Intercontinental Exchange, Inc.
Entity Central Index Key	0001571949
Document Type	L SDR
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		118,887,696
Entity Well-known seasoned issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 24,399,732,198